Short-Term Investment (Details) - Dec. 31, 2023 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Segregated Portfolio Company [Member]
Short-Term Investment [Line Items]
Total subscription amount	¥ 104	$ 14.7